Payroll, staff and employee benefits obligations - Plans and risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payroll, staff and employee benefits obligations
Charge recognized for defined contribution plans	$ 135	$ 133	$ 130